INCOME TAXES (Details 1) (CNY) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Non-current deferred tax assets:
Net operating loss carry forward	18,214	19,117
Impairment on inventory	10,626	10,946
Others	11,344	8,755
Non-current deferred income tax assets	40,184	38,818
Valuation allowances	(40,184)	(38,818)
Net non-current deferred income tax assets	0	0